Document And Entity Information	Dec. 28, 2023
Document Information Line Items
Entity Registrant Name	NewStream Energy Technologies Group, Inc.
Trading Symbol	NSGP
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001445109
Document Period End Date	Dec. 28, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50053
Entity Tax Identification Number	26-1079442
Entity Address, Address Line One	295 Madison Avenue, 12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	710-3519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Security Exchange Name	NONE